EMPLOYEE BENEFITS OBLIGATIONS - Expected Employer Contributions (Details) $ in Millions	12 Months Ended
Mar. 31, 2025 CAD ($)
Expected employer contributions in funded plans
Disclosure of defined benefit plans [line items]
Expected employer contributions and expected benefits paid	$ 20.8
Expected benefits paid in unfunded plans
Disclosure of defined benefit plans [line items]
Expected employer contributions and expected benefits paid	3.8
Canadian | Expected employer contributions in funded plans
Disclosure of defined benefit plans [line items]
Expected employer contributions and expected benefits paid	20.8
Canadian | Expected benefits paid in unfunded plans
Disclosure of defined benefit plans [line items]
Expected employer contributions and expected benefits paid	3.0
Foreign | Expected employer contributions in funded plans
Disclosure of defined benefit plans [line items]
Expected employer contributions and expected benefits paid	0.0
Foreign | Expected benefits paid in unfunded plans
Disclosure of defined benefit plans [line items]
Expected employer contributions and expected benefits paid	$ 0.8